Risks And Uncertainties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years integer	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Risks And Uncertainties Details Abstract
Cash and cash equivalents	$ 2,552	$ 1,780	$ 864	$ 2,014
Percent Of Revenue Generated Outside US	86.00%
Range Of Remaining Terms Of Power Sales Contracts	The remaining term of the power sales contracts related to the Company’s power plants range from less than one to 38 years.
Number Of Countries In Which Entity Operates	28
Percent Of Revenue From Discontinued Operations Generated Outside US	56.00%